Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount Before Income Tax
Financial assets at fair value with changes in other comprehensive income	$ 31	$ (9,125)	$ (3,673)
Cash flow hedge	(406,971,212)	267,540,328	(139,174,121)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	359,797	18,982
Foreign currency translation	197,099,813	(69,218,245)	73,114,966
Actuarial gains(losses) on defined-benefit pension plans	12,547,898	(8,545,834)	(7,777,204)
Total components of other comprehensive income (loss) before taxes	(196,963,673)	189,786,106	(73,840,032)
Income Tax Expense (Benefit)
Income tax related to financial assets at fair value with changes in other comprehensive income	(8)	2,464	992
Income tax related to cash flow hedge	109,882,227	(72,741,119)	36,883,401
Income tax related to defined benefit plans	(3,387,932)	2,308,510	2,099,845
Income tax related to components of other income and expenses with a charge or credit in equity	106,494,287	(70,430,145)	38,984,238
Amount After Income Tax
Financial assets at fair value with changes in other comprehensive income	23	(6,661)	(2,681)
Cash flow hedge	(297,088,985)	194,799,209	(102,290,720)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	359,797	18,982
Foreign currency translation	197,099,813	(69,218,245)	73,114,966
Actuarial gains(losses) on defined-benefit pension plans	9,159,966	(6,237,324)	(5,677,359)
Total Other Comprehensive Income (Loss)	$ (90,469,386)	$ 119,355,961	$ (34,855,794)